Financial Instruments And Fair Value Measurements - Summary Of Financial Assets And Liabilities (Detail) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	$ 119	$ 66	$ 87
Derivative Liability	271	209	56
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities	31	21
Derivative Asset	119	66	87
Deferred compensation	267	64
Derivative Liability	271	209	56
Contingent Consideration	57	42	112
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities	31	21
Derivative Asset	0	0	0
Deferred compensation	264	62
Derivative Liability	0	0	0
Contingent Consideration	0	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities	0	0
Derivative Asset	119	66	87
Deferred compensation	3	2
Derivative Liability	268	203	56
Contingent Consideration	0	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities	0	0
Derivative Asset	0	0	0
Deferred compensation	0	0
Derivative Liability	3	6	0
Contingent Consideration	$ 57	$ 42	$ 112